Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Summary of Other Financial Assets

Other financial assets as of December 31, 2021 and 2022 are as follows:

(In millions of won)	December 31, 2021		December 31, 2022
Current assets
Financial assets at fair value through profit or loss
Convertible securities	₩	1,573	—
Derivatives(*1)		12,741	119,417
	₩	14,314	119,417
Cash flow hedging derivatives
Derivatives(*2)	₩	905	—
Financial assets at fair value through other comprehensive income
Debt instruments
Government bonds	₩	27	—
Financial assets carried at amortized cost
Deposits	₩	23,581	8,962
Short-term loans		22,518	30,062
Lease receivables		6,858	6,914
	₩	52,957	45,938
	₩	68,203	165,355

Non-current assets
Financial assets at fair value through profit or loss
Equity instruments	₩	48,805	96,064
Convertible securities		1,185	1,797
Derivatives(*1)		52,871	110,663
	₩	102,861	208,524
Financial assets at fair value through other comprehensive income
Debt instruments
Government bonds	₩	21	—

Financial assets carried at amortized cost
Deposits	₩	22,039	17,624
Long-term loans		19,939	58,806
Lease receivables		11,351	4,144
	₩	53,329	80,574
	₩	156,211	289,098

(*1) Represents cross currency interest rate swap contracts and others entered into by the Group to hedge currency and interest rate risks with respect to foreign currency denominated borrowings and bonds. The contracts are not designated as hedging instruments.

(*2) Represents forward exchange contracts entered into by the Group to hedge exchange rate risks with respect to forecast sales in foreign currency. The contracts are designated as hedging instruments.